EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
19          EARNINGS PER  SHARE

Basic earnings per share for the years ended December 31, 2013, 2012 and 2011 was computed by dividing net income of RMB 102.6 million (US$ 16.6 million), RMB 88.5 million (US$ 14.1 million) and RMB 154.1 million (US$ 23.9 million) respectively by the weighted average number of 16,230,165, 16,170,107 and 16,163,696  common shares outstanding, respectively.

Diluted earnings per share for the years ended December 31, 2013, 2012 and 2011 was computed by dividing net income of RMB 102.6 million (US$ 16.6 million), RMB 88.5 million (US$14.1 million) and RMB 154.1 million (US$23.9 million) by the weighted average number of 16,711,192, 16,717,277 and 16,456,611  common shares outstanding, respectively. The weighted average number of shares includes potentially dilutive common shares, which reflect the dilutive effect of stock options, preferred shares and warrants. Reconciliation of the denominator is as follows:

	2013	2012	2011

Denominator for basic earnings per share - weighted average shares	16,230,165	16,170,107	16,163,696

Effect of dilutive securities:
Exercisable stock options	481,027	547,170	292,915
Convertible warrants		-	-
Denominator for diluted earnings per share - adjusted weighted average shares and assumed conversions	16,711,192	16,717,277	16,456,611